Notes Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 29, 2018 USD ($) Tranche	Jul. 06, 2017 USD ($) Tranche	Jun. 30, 2015 USD ($) Tranche	Jun. 09, 2014 USD ($)	Aug. 06, 2013 USD ($)	Nov. 28, 2012 USD ($) Tranche
Unsecured Senior Notes
Debt Instrument [Line Items]
Number of tranches issued and sold | Tranche			2	2	2			2
Discount on debt issued	$ 20	¥ 140
Debt issuance cost	$ 31	¥ 214
Unsecured Senior Notes Due Two Thousand Seventeen
Debt Instrument [Line Items]
Debt face amount								$ 750
Debt, maturity date	Nov. 28, 2017
Interest rate	2.25%	2.25%
Effective interest rate	2.36%	2.36%
Unsecured Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Debt face amount								$ 750
Debt, maturity date	Nov. 28, 2022
Interest rate	3.50%	3.50%
Effective interest rate	3.59%	3.59%
Unsecured Senior Notes Due Twenty Eighteen
Debt Instrument [Line Items]
Debt face amount							$ 1,000
Debt, maturity date	Aug. 06, 2018
Interest rate	3.25%	3.25%
Effective interest rate	3.39%	3.39%
Unsecured Senior Notes Due Twenty Nineteen
Debt Instrument [Line Items]
Debt face amount						$ 1,000
Debt, maturity date	Jun. 09, 2019
Interest rate	2.75%	2.75%
Effective interest rate	3.00%	3.00%
Unsecured Senior Notes Due Two Thousand Twenty
Debt Instrument [Line Items]
Debt face amount					$ 750
Debt, maturity date	Jun. 30, 2020
Interest rate	3.00%	3.00%
Effective interest rate	3.13%	3.13%
Unsecured Senior Notes Due Two Thousand Twenty Five
Debt Instrument [Line Items]
Debt face amount					$ 500
Debt, maturity date	Jun. 30, 2025
Interest rate	4.13%	4.13%
Effective interest rate	4.22%	4.22%
Unsecured Senior Notes Due 2022 Five-Year Notes
Debt Instrument [Line Items]
Debt face amount				$ 900
Debt, maturity date	Jul. 06, 2022
Interest rate	2.88%	2.88%
Effective interest rate	3.08%	3.08%
Unsecured Senior Notes Due 2027
Debt Instrument [Line Items]
Debt face amount				$ 600
Debt, maturity date	Jul. 06, 2027
Interest rate	3.63%	3.63%
Effective interest rate	3.73%	3.73%
Unsecured Senior Notes Due Two Thousand Twenty Three
Debt Instrument [Line Items]
Debt face amount			$ 1,000
Debt, maturity date	Sep. 29, 2023
Interest rate	3.88%	3.88%
Effective interest rate	3.99%	3.99%
Unsecured Senior Notes Due Two Thousand Twenty Eight
Debt Instrument [Line Items]
Debt face amount			$ 500
Debt, maturity date	Mar. 29, 2028
Interest rate	4.38%	4.38%
Effective interest rate	4.50%	4.50%